UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:               |_|; Amendment Number: ____

This Amendment (Check only one):       |_| is a restatement
                                       |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Craig A. Drill
         d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address: 724 Fifth Avenue
         9th Floor
         New York, NY 10019

13F File Number: 28-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Craig A. Drill
Title:   Investment Manager / Managing Member
Phone:   (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York           October 25, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:  $57,473 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE
                                                          Craig A. Drill
                                                        September 30, 2007

                 COLUMN 1       COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5           COLUMN 6    COLUMN 7        COLUMN 8

                                  TITLE                   VALUE    SHRS OR          PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
              NAME OF ISSUER    OF CLASS        CUSIP     X$1000   PRN AMT  SH/PRN  CALL  DISCRETION   MGRS    SOLE   SHARED  OTHER
ADVANCE AMER CASH ADVANCE CT       COM        00739W107   2,783    260,900     SH           SOLE       NONE   260,900
BENEFICIAL MUTUAL BANCORP IN       COM        08173R104   2,218    227,500     SH           SOLE       NONE   227,500
BLACKROCK KELSO CAPITAL CORP       COM        092533108   2,693    185,700     SH           SOLE       NONE   185,700
CEPHEID                            COM        15670R107   9,551    418,900     SH           SOLE       NONE   418,900
COHERENT INC                       COM        192479103   6,066    189,100     SH           SOLE       NONE   189,100
COLLAGENEX PHARMACEUTICALS I       COM        19419B100     107     11,900     SH           SOLE       NONE    11,900
COMARCO INC                        COM        200080109   1,808    321,686     SH           SOLE       NONE   321,686
CORNING INC                        COM        219350105     380     15,400     SH           SOLE       NONE    15,400
CUTERA INC                         COM        232109108  21,212    809,300     SH           SOLE       NONE   809,300
DRESSER-RAND GROUP INC             COM        261608103     423      9,900     SH           SOLE       NONE     9,900
EAGLE MATERIALS INC                COM        26969P108     377     10,551     SH           SOLE       NONE    10,551
FEI CO                             COM        30241L109     811     25,800     SH           SOLE       NONE    25,800
HERCULES OFFSHORE INC              COM        427093109     710     27,200     SH           SOLE       NONE    27,200
INTERNATIONAL RECTIFIER CORP       COM        460254105     370     11,200     SH           SOLE       NONE    11,200
POWERSHARES QQQ TRUST          UNIT SER 1     73935A104   4,509     87,700     SH           SOLE       NONE    87,700
SAFEWAY INC                      COM NEW      786514208   3,215     97,100     SH           SOLE       NONE    97,100
STARR SURGICAL CO             COM PAR $0.01   852312305     240     79,900     SH           SOLE       NONE    79,900












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